4. Significant Accounting Policies (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes	R$ (31,338)	R$ (57,201)	R$ 291,344
Comprehensive income	1,086,917	817,271	1,452,909
Attributed to controlling shareholders	1,002,411	838,506	1,400,398
Attributed to non-controlling interest	R$ 84,506	(21,235)	52,511
As Previously Stated
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes		(57,201)	291,344
Comprehensive income		890,589	1,556,895
Attributed to controlling shareholders		901,384	1,483,587
Attributed to non-controlling interest		(10,795)	73,308
Classification Adjustments
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes		0	0
Comprehensive income		(73,318)	(103,986)
Attributed to controlling shareholders		(62,878)	(83,189)
Attributed to non-controlling interest		R$ (10,440)	R$ (20,797)